Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Variations in Intangible Assets
The following tables show the variations in intangible assets for the years ended December 31, 2021 and 2022:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2020			adjustments		12/31/2021
Gross
Software	1,440	126	(255)	—	(17)	1,294
Patents	91	—	(21)	—	—	70
Other intangibles	—	—	(17)	—	17	—
TOTAL—Gross	1,531	127	(294)	—	—	1,364
Accumulated depreciation and impairment
Software	(1,213)	(152)	176	—	—	(1,190)
Patents	(21)	—	21	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,234)	(152)	197	—	—	(1,190)
TOTAL - Net	297	(26)	(97)	—	—	174

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2021			adjustments		2022/12/31
Gross
Software	1,294	81	(398)	—	—	977
Patents	70	281	—	—	—	351
Other intangibles	—	43,569	—	—	—	43,569
TOTAL—Gross	1,364	43,931	(398)	—	—	44,897
Accumulated depreciation and impairment
Software	(1,190)	(79)	329	—	—	(940)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,190)	(79)	329	—	—	(940)
TOTAL - Net	174	43,852	(69)	—	—	43,957